Pension Benefits - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Cost recognized for defined contribution pension plans	$ 13.5	$ 15.2	$ 13.9
Accumulated benefit obligation	38.9	$ 67.1
Estimations of contributions into benefit plan during 2017	$ 2.4
Norway [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of ownership of defined benefit pension assets	65.00%
Australia [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of ownership of defined benefit pension assets	35.00%